Balance Sheets Parenthetical (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 622	$ 0	$ 0
Accumulated depreciation	25,800	8,839	375
Accumulated amortization	$ 139,394	$ 103,044	$ 54,578
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	2,000	2,000	2,000
Preferred stock, shares outstanding	2,000	2,000	2,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	132,899,796	123,445,209	123,445,209
Common stock, shares outstanding	132,899,796	123,445,209	123,445,209